Other investments - Summary of Other investments (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023 [1]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	$ 1,209	$ 1,188
Current investments	2,169	1,905
Other investments	3,378	3,093
Time deposits [member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	761	681
Current investments	1,653	1,137
Debt investments - at FVOCI [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	87	19
Current investments	89	26
Debt investments – at FVTPL [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	173	247
Current investments	210	361
Debt Investments - at amortized cost [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Current investments	217	381
Equity investments – at FVTPL [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	$ 188	$ 241

[1]	For the purpose of comparability, current debt investments - at amortized cost and FVTOCI previously presented within current time deposits have been presented as separate captions.